Loans payable	9 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Loans payable

Note 12 – Loans payable

Long-term loan

Asset-based revolving loan

On November 12, 2021, the Company entered into a Credit Agreement with JPM, as administrative agent, issuing bank and swingline lender, for an asset-based revolving loan (“ABL”) of up to $25 million with key terms listed as follows:

•	Borrowing base equal to the sum of

➢	Up to 90% of eligible credit card receivables
➢	Up to 85% of eligible trade accounts receivable
➢	Up to the lesser of (i) 65% of cost of eligible inventory or (ii) 85% of net orderly liquidation value of eligible inventory

•	Interest rates of between LIBOR plus 2% and LIBOR plus 2.25% depending on utilization
•	Undrawn fee of between 0.25% and 0.375% depending on utilization
•	Maturity Date of November 12, 2024

In addition, the ABL includes an accordion feature that allows the Company to borrow up to an additional $25.0 million. To secure complete payment and performance of the secured obligations, the Company granted a security interest in all of its right, title and interest in, to and under all of the Company’s assets as collateral to the ABL. Upon closing of the ABL, the Company paid $796,035 in financing fees including 2% of $25.0 million or $500,000 paid to its financial advisor. The financing fees are recorded as debt discount and are to be amortized over the three year term of the ABL as interest expense.

Below is a summary of the interest expense recorded for the three and nine months ended March 31, 2024 and 2023:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Accrued interest	$95,167	$136,570	$296,471	$500,117
Credit utilization fees	18,897	15,679	54,961	29,265
Amortization of debt discount	66,305	66,305	198,914	198,914
Total	$180,369	$218,554	$550,346	$728,296

As of March 31, 2024 and June 30, 2023, the outstanding amount of the revolving loan payable, net of debt discount and including interest payable was $6,011,860 and $9,791,191, respectively.

On October 7, 2022, the Company entered into a second amendment to the credit agreement and consent (the “Second Amendment to the Credit Agreement”), originally dated November 12, 2021, as amended, with JPM. The Company entered into the Second Amendment to the Credit Agreement primarily for the purpose of changing the interest rate repayment calculations from LIBOR to the Secured Overnight Financing Rate, or SOFR, which adjustment had originally been anticipated under the terms of the original Credit Agreement. In addition, two of the negative covenants set forth in the original Credit Agreement were amended in order to (i) adjust the definition of “Covenant Testing Trigger Period” to increase the required cash availability from $3,000,000 to $4,000,000, or 10% of the aggregate revolving commitment for the preceding 30 days, and (ii) require that the Company will not and will not permit any of its subsidiaries, after reasonable due diligence and due inquiry, to knowingly sell their products, inventory or services directly to any commercial businesses that grow or cultivate cannabis; it being acknowledged, however, that the Company does not generally conduct due diligence on its individual retail customers.

On November 11, 2022, the Company and JPM entered into a default waiver and consent agreement (the “Waiver Letter”) pursuant to which the parties recognized that the Company was in default on its failure to satisfy the minimum Excess Availability requirement of $7,500,000, as defined in the Credit Agreement, and deliver a certificate to JPM accurately reflecting the Excess Availability (together, the “Existing Defaults”). Under the terms of the Waiver Letter, JPM agreed to waive the right to enforce an event of default based on the aforementioned Existing Defaults. As of March 31, 2024, the Company was in compliance with the ABL covenants.

Promissory note payable

On February 15, 2022, as part of the consideration for the acquisition of Anivia, the Company issued a two-year unsecured 6% subordinated promissory note, payable in equal semi-annual installments commencing August 15, 2022 (the “Purchase Note”). The principal amount of the Purchase Note was $3.5 million with a fair value of $3.6 million as of February 15, 2022. In October 2022, the Company paid the first installment of $875,000. And in February 2023, the Company paid the second installment of $875,000. In August 2023, the Company paid the third installment of $875,000. In February 2024, the Company paid the fourth installment of $875,000. For the three months ended March 31, 2024, the Company recorded interest of $6,617 and amortization of note premium of $6,445. For the nine months ended March 31, 2024, the Company recorded interest of $39,429 and amortization of note premium of $31,602. In February 2024, the note premium was fully amortized, and the outstanding balance of the principal and interest was fully paid off. As of March 31, 2024, the total outstanding balance of the Purchase Note was $0. As of June 30, 2023, including $236,250 of accrued interest and $31,602 of unamortized premium, the total outstanding balance of the Purchase Note was $2,017,852, which is presented on the consolidated balance sheet as a current portion of $2,017,852 and a non-current portion of $0.

Short-term loan payable

On July 8, 2023, the Company entered into an agreement with White Cherry Limited (“White Cherry”), a BVI company owned by the former owner of DHS, for an on-demand, unsecured and subordinated loan (“On-demand Loan”). Pursuant to the agreement, White Cherry agreed to loan the Company the amount requested. The On-demand Loan bears interest at the rate of the Secured Overnight Financing Rate, or SOFR, plus 1% per annum. The On-demand Loan is due in 30 days upon receipt of White Cherry’s notice of repayment. On July 16, 2023, the Company borrowed $2,000,000 from White Cherry, repaid $1 million on July 31, 2023 and $1 million on January 31, 2024. For the three and nine months ended March 31, 2024, the Company recorded interest of $723 and $32,911, respectively. As of March 31, 2024, the outstanding balance of the On-demand Loan was $0.